Non-Controlling Interests	12 Months Ended
Aug. 31, 2018
Noncontrolling Interest [Abstract]
Non-Controlling Interests
21.	NON-CONTROLLING INTERESTS

The following table summarizes the changes in non-controlling interests from August 31, 2015 through August 31, 2018.

	GCGS	HCGS	PCBS	CGBS	Can-achieve	Xinqiao	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at August 31, 2015	(12,796)	(6,707)	4,061	12,638	—	—	8,346	5,542
Income attributable to non-controlling interests	12,467	2,538	4,322	4,443	—	—	15,520	39,290

Balance at August 31, 2016	(329)	(4,169)	8,383	17,081	—	—	23,866	44,832

Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	3,600	3,600
Income attributable to non-controlling interests	9,638	1,613	2,249	100	—	—	6,159	19,759
Acquisition of additional interest in subsidiaries of non-controlling interests*	(9,309)	2,556	(10,632)	(17,181)	—	—	(30,300)	(64,866)

Balance at August 31, 2017	—	—	—	—	—	—	3,325	3,325

Income/(Loss) attributable to non-controlling interests	—	—	—	—	2,338	1,276	(1,680)	1,934
Acquisition of subsidiaries	—	—	—	—	113,288	38,156	15,274	166,718
Disposal of a subsidiary**	—	—	—	—	—	—	(1,953)	(1,953)

Balance at August 31, 2018	—	—	—	—	115,626	39,432	14,966	170,024

Note*: During the year ended August 31, 2017, the Company acquired additional interests in certain subsidiaries of non-controlling interests with total consideration of RMB 15,712, the total amount of the non-controlling interests was RMB64,866 as of the acquisition dates and the difference was charged to additional paid in capital accordingly.

Note**: During the year ended August 31, 2018, the Company disposed interest in a subsidiary with a total consideration of RMB 7,000, and the carrying amount of the non-controlling interests of the disposed subsidiary as of the disposal date was RMB 1,953.